Reporting Entity (Details)		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Mar. 01, 2026	Dec. 10, 2024
3iQ Corp
Disclosure of detailed information about business combination [line items]
Percentage of voting rights held by the Company	99.80%	99.80%
3iQ Corp
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			99.80%
3iQ Corp | Monex Group Inc. | Major business combination
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	96.80%
Thunder Bridge
Disclosure of detailed information about business combination [line items]
Conversion ratio		1
Percentage of voting equity interests acquired				5.50%